Capital Management and Dividends - Summary of Dividends Declared or Paid (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Dividends Payable [Line Items]
Dividend, Total Amount	$ 390.1	$ 199.1	$ 188.5
125 Year Anniversary Special Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders	$ 0.28	$ 0.28	$ 0.28
Dividend, Total Amount	124.6	124.6	124.6
Dividend, Announcement Date	Feb. 28, 2014	Feb. 28, 2014	Feb. 28, 2014
Dividend, Record Date	Mar. 21, 2014	Mar. 21, 2014	Mar. 21, 2014
Dividend, Payment Date	May 30, 2014	May 30, 2014	May 30, 2014
FY 2015 First Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders	$ 0.08	$ 0.08	$ 0.08
Dividend, Total Amount	34.2	34.2	34.2
Dividend, Announcement Date	Nov. 19, 2014	Nov. 19, 2014	Nov. 19, 2014
Dividend, Record Date	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014
Dividend, Payment Date	Feb. 27, 2015	Feb. 27, 2015	Feb. 27, 2015
FY 2014 First Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders	$ 0.08	$ 0.08	$ 0.08
Dividend, Total Amount	35.5	35.5	35.5
Dividend, Announcement Date	Nov. 14, 2013	Nov. 14, 2013	Nov. 14, 2013
Dividend, Record Date	Dec. 19, 2013	Dec. 19, 2013	Dec. 19, 2013
Dividend, Payment Date	Mar. 28, 2014	Mar. 28, 2014	Mar. 28, 2014
FY 2014 Special Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders	$ 0.20	$ 0.20	$ 0.20
Dividend, Total Amount	89.0	89.0	89.0
Dividend, Announcement Date	May 22, 2014	May 22, 2014	May 22, 2014
Dividend, Record Date	Jun. 12, 2014	Jun. 12, 2014	Jun. 12, 2014
Dividend, Payment Date	Aug. 08, 2014	Aug. 08, 2014	Aug. 08, 2014
FY 2014 Second Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders	$ 0.32	$ 0.32	$ 0.32
Dividend, Total Amount	142.3	142.3	142.3
Dividend, Announcement Date	May 22, 2014	May 22, 2014	May 22, 2014
Dividend, Record Date	Jun. 12, 2014	Jun. 12, 2014	Jun. 12, 2014
Dividend, Payment Date	Aug. 08, 2014	Aug. 08, 2014	Aug. 08, 2014
FY 2013 Special Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders	$ 0.24	$ 0.24	$ 0.24
Dividend, Total Amount	106.1	106.1	106.1
Dividend, Announcement Date	May 23, 2013	May 23, 2013	May 23, 2013
Dividend, Record Date	Jun. 28, 2013	Jun. 28, 2013	Jun. 28, 2013
Dividend, Payment Date	Jul. 26, 2013	Jul. 26, 2013	Jul. 26, 2013
FY 2012 Second Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders	$ 0.13	$ 0.13	$ 0.13
Dividend, Total Amount	$ 57.5	$ 57.5	$ 57.5
Dividend, Announcement Date	May 23, 2013	May 23, 2013	May 23, 2013
Dividend, Record Date	Jun. 28, 2013	Jun. 28, 2013	Jun. 28, 2013
Dividend, Payment Date	Jul. 26, 2013	Jul. 26, 2013	Jul. 26, 2013